Fair Value Measurements - Common Stock Warrants (Details) - Common Stock Warrants issued with Convertible Notes - USD ($)		1 Months Ended	12 Months Ended
	Sep. 02, 2014	Sep. 30, 2014	Dec. 31, 2014
Changes in estimated fair value, financial instrument classified as Level 3
Fair value - beginning of year			$ (6,000)
Issuance of warrants		$ (1,000)
Change in fair value recorded in other income (expense), net			(28,000)
Reclass of warrant liability to additional paid-in capital			$ 34,000
Level 3
Assumptions used in determining fair value
Time to liquidity (years)	8 months 12 days
Expected volatility (as a percent)	45.00%
Discounted cash flow rate (as a percent)	23.00%
Risk-free interest rate (as a percent)	0.07%
Marketability discount rate (as a percent)	17.00%